CERTIFICATION




     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Morgan Stanley Fund, Inc. (the "Registrant") (1933 Act File No. 33-51294) certifies that (a) the form of statement of additional information dated January 2, 1997 as amended March 27, 1997 used with respect to the Morgan Stanley Money Market Fund and Morgan Stanley Government Obligations Money Market Fund, does not differ materially from that contained in Post-Effective Amendment No. 19 ("Amendment No. 19") to the Registrant's Registration Statement on Form N-1A, and (b) Amendment No. 19 was filed electronically with the Commission (Accession No. 0000912057-97-010441) on March 27, 1997.



                        MORGAN STANLEY FUND, INC.


                        By:  /s/ Karl O. Hartmann
                             -------------------------------------
                             Karl O. Hartmann, Assistant Secretary